Other Assets Current (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Current

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	31,838	143,180	22,982
Advances to suppliers	24,452	107,024	17,179
Receivables from financial institutions	200,494	—	—
Others	58,228	130,203	20,898

	315,012	380,407	61,059